Consolidated Statements of Changes in Shareholders’ Equity	Ordinary Shares HKD ($) shares	Shares subscription receivable HKD ($)	Additional paid-in capital HKD ($)	Retained earnings HKD ($)	Accumulated other comprehensive income HKD ($)	HKD ($) shares	USD ($) shares
Balance at Mar. 31, 2022	$ 78,498	$ (78,498)	$ 9,000	$ 18,742,733		$ 18,751,733	$ 2,394,093
Balance (in Shares) at Mar. 31, 2022	19,200,000
Net income				6,027,651		6,027,651	767,862
Foreign currency translation					12,562	12,562	(3,707)
Balance at Mar. 31, 2023	$ 78,498	(78,498)	9,000	24,770,384	12,562	24,791,946	3,158,248
Balance (in Shares) at Mar. 31, 2023	19,200,000
Net income				5,262,779		5,262,779	672,481
Cumulative- effect of adoption				315,328		315,328	40,293
Dividend payments				(7,830,000)		(7,830,000)	(1,000,000)
Foreign currency translation					(13,634)	(13,634)	7,423
Balance at Mar. 31, 2024	$ 78,498	(78,498)	9,000	22,518,491	(1,072)	$ 22,526,419	$ 2,878,445
Balance (in Shares) at Mar. 31, 2024	19,200,000					19,200,000	19,200,000
Net income				6,248,511		$ 6,248,511	$ 803,159
Dividend payments				(4,680,000)		(4,680,000)	(600,000)
Foreign currency translation					(1,302)	(1,302)	15,303
Balance at Mar. 31, 2025	$ 78,498	$ (78,498)	$ 9,000	$ 24,087,002	$ (2,374)	$ 24,093,628	$ 3,096,907
Balance (in Shares) at Mar. 31, 2025	19,200,000					19,200,000	19,200,000